General information about financial statements - Acquisition of an Interest in a global tissue business (Details) R$ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended	21 Months Ended
	Sep. 30, 2026 BRL (R$)	Sep. 30, 2026 BRL (R$)	Dec. 31, 2025 BRL (R$)	Sep. 30, 2026 BRL (R$)	Dec. 31, 2026 item	Jul. 01, 2026	Jun. 05, 2025 USD ($) item	Jun. 05, 2025 BRL (R$) item
Company's Operations [Line Items]
Number of Industrial Units | item					37
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		R$ 295,867	R$ 82,426	R$ 378,293
Kimberly Clark Tissue
Company's Operations [Line Items]
Consideration transferred							$ 1,293,000,000	R$ 6,717,000
FamPro Tissue Holdings B.V. (Arbex)
Company's Operations [Line Items]
Revenue of combined entity as if combination occurred at beginning of period	R$ 4,212,359
Profit (loss) of combined entity as if combination occurred at beginning of period	67,246
Profit (loss) of acquiree since acquisition date	238,623
Amortization of net fair value adjustments of acquiree	R$ (305,870)
Revenue of acquirees as if combination occurred at beginning of period		12,676,116
Profit (loss) of acquirees as if combination occurred at beginning of period		R$ 160,754
FamPro Tissue Holdings B.V.
Company's Operations [Line Items]
Acquired in subsidiary						51.00%
Percentage of ownership under call option							49.00%	49.00%
Kimberly Clark Tissue Acquisition
Company's Operations [Line Items]
Number of Industrial Units | item							22	22
Number of countries | item							14	14